Supplemental Cash Flow Information - Schedule of Reconciliation of the Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance			$ 1,152,462
Gain on repurchase of debt		$ 6,896		$ 6,896
Interest paid			(95,686)	(103,833)
Impact of foreign exchange	4,290	(10,918)	6,038	(11,177)
Ending balance	1,051,429		1,051,429
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance			3,493,607	3,096,615
Cash inflows			230,286	340,000
Cash outflows				(4,501)
Non-cash addition
Non-cash transfer
Amortisation of deferred financing costs, prepayment options, warrants and loss on repayment			5,348	2,116
Gain on repurchase of debt				(6,896)
Interest paid
Interest accrued			28,257	9,493
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants			(58,145)	(85,943)
Impact of foreign exchange			94,814	(164,114)
Ending balance	3,794,167	3,186,770	3,794,167	3,186,770
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance			12,355	15,060
Cash inflows
Cash outflows			(1,808)	(1,204)
Non-cash addition
Non-cash transfer
Amortisation of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid
Interest accrued
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Impact of foreign exchange			357	(789)
Ending balance	10,904	13,067	10,904	13,067
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance			40,109	33,375
Cash inflows
Cash outflows			(1,394)	(1,552)
Non-cash addition			6,604	9,112
Non-cash transfer			(29)
Amortisation of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid			(1,027)	(1,035)
Interest accrued			1,101	1,035
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Impact of foreign exchange			104	(401)
Ending balance	$ 45,468	$ 40,534	$ 45,468	$ 40,534